Goodwill and Intangible Assets, Net - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Intangible Liability Disclosure [Abstract]
Amortization of intangible assets	$ 4,246	$ 3,556	$ 8,751